General and Administrative	3 Months Ended
Mar. 31, 2022
General and Administrative

18. General and Administrative

	For the three months ended
	March 31, 2022	March 31, 2021
Salaries and compensation	$821,425	$273,141
Professional fees	244,490	131,121
Office	14,433	6,656
Filing and Transfer Fees	13,195	8,942
Advertising	9,803	-
Bank charges and other	8,554	63,764
	$1,111,900	$483,624